Share-based Payments Arrangement - CHIEF's Employee Stock Options Outstanding (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jul. 31, 2020 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Oct. 31, 2018 $ / shares	Aug. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 19, 2017 $ / shares
Granted on October 22, 2015 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 34.40	$ 34.40
Number of Options Outstanding	0	314.25			882.75				1,936.00
Weighted-average Remaining Contractual Life (Years)		9 months 21 days
Weighted-average Exercise Price	$ 0	$ 34.40			$ 34.40				$ 34.40
Options Exercisable Number of Options	0	314.25			416.50
Option Exercisable Weighted-average Exercise Price	$ 0	$ 34.40			$ 34.40
Grant Date 2017.12.19 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 132.70	$ 135.60	$ 132.70	$ 135.60			$ 140.60	$ 144.10		$ 147.00
Number of Options Outstanding	427.50	897.00			925.00				950.00
Weighted-average Remaining Contractual Life (Years)	1 year 11 months 15 days	2 years 11 months 15 days
Weighted-average Exercise Price	$ 132.70	$ 135.60			$ 140.60				$ 147.00
Options Exercisable Number of Options	213.75	448.50			0
Option Exercisable Weighted-average Exercise Price	$ 132.70	$ 135.60			$ 0
Granted Date 2018.10.31 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 138.70	$ 141.70	$ 138.70	$ 141.70		$ 147.00
Number of Options Outstanding	21.00	46.00			50.00				0
Weighted-average Remaining Contractual Life (Years)	2 years 9 months 29 days	3 years 9 months 29 days
Weighted-average Exercise Price	$ 138.70	$ 141.70			$ 147.00				$ 0
Options Exercisable Number of Options	0	0			0
Option Exercisable Weighted-average Exercise Price	$ 0	$ 0			$ 0
Granted Date 2020.11.13 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 206.00
Number of Options Outstanding	200.00	0
Weighted-average Remaining Contractual Life (Years)	4 years 10 months 13 days
Weighted-average Exercise Price	$ 206.00	$ 0
Options Exercisable Number of Options	0
Option Exercisable Weighted-average Exercise Price	$ 0